Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic (Loss)/Earnings Per Share and Diluted Loss Per Share	The calculation of basic (loss)/earnings per share and diluted loss per share is as follows (in thousands):

	2019 (1)	2020 (1)	2021
In $ thousands, except share and per share data
Diluted (loss)/income
(Loss)/profit after tax attributable to equity holders of the parent:
Used in calculating basic (loss)/earnings per share	$(405,109)	$(3,333,171)	$1,466,487
Adjustments:
Convertible note interest	-	-	67,638
Gain on items held at fair value and remeasurements	-	-	(2,041,013)
Loss after tax attributable to equity holders of the parent used in calculating diluted loss per share	$(405,109)	$(3,333,171)	$(506,888)

Weighted average number of basic shares	318,843,239	343,829,481	364,696,712
Dilutive securities:
Options	-	-	20,257,787
Restricted Stock Units (RSUs)	-	-	8,014,788
Other awards	-	-	1,200,105
Acquisition related deferred shares			180,369
February 2020 notes	-	-	14,216,896
May 2020 notes	-	-	24,794,680
November 2020 notes	-	-	18,583,620
Chalhoub liability	-	-	3,984,014
Farfetch China Holdings Ltd liability	-	-	16,429,024
Weighted average number of dilutive shares	318,843,239	343,829,481	472,357,995

(Loss)/earnings per share attributable to equity holders of the parent:
Basic	$(1.27)	$(9.69)	$4.02
Diluted	$(1.27)	$(9.69)	$(1.07)

(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.

Summary of Potential Ordinary Shares Excluded from Diluted Earnings Per Share Calculations

Potential ordinary shares excluded from Diluted earnings per share as their conversion would have an antidilutive effect are as follows (in thousands):

	2019	2020	2021
Convertible Notes	-	63,758	-
Employee options & RSU's	9,105	40,890	1,114
Contingent consideration	-	-	136
Put Call options	-	-	3,786